American Beacon Balanced Fund | American Beacon Balanced Fund
American Beacon Balanced Fund

American Beacon Balanced Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon International Equity Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Intermediate Bond Fund
American Beacon Short-Term Bond Fund

Supplement dated June 30, 2014
to the
Prospectus dated February 28, 2014

Effective July 1, 2014, American Beacon Advisors, Inc. (“Manager”) will reduce the administrative service fee charged to the Fund's A Class and C Class shares from 0.40% to 0.30% of each Class's average daily net assets. At that time, the contractual fee limit for the A Class and C Class shares also will be reduced by 0.10%. The information below supplements the Fund's Prospectus dated February 28, 2014, and is in addition to any other supplement(s):

In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:

Fees and Expenses of the Fund
In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Balanced Fund	A Class		C Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%
[1]	A contingent deferred sales charge ('CDSC') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Balanced Fund		A Class	C Class
Management fees	[1]	0.22%	0.22%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%
Other Expenses	[1]	0.53%	0.52%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.01%	1.75%
Recoupment of prior fee waiver and/or expense reimbursement	[1]		0.01%
Total Annual Fund Operating Expenses after recoupment of prior fee waiver and/or expense reimbursement	[1]		1.76%
[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Balanced Fund (USD $)	1 year	3 years	5 years	10 years
A Class	672	878	1,101	1,741
C Class	279	553	951	2,064

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
American Beacon Balanced Fund C Class	179	553	951	2,064

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE